Dissagreggated Revenue - Schedule of Revenue is Disaggregated by the Geographical Locations (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 235,667,734	$ 30,339,448	$ 174,202,627
The United States and Canada [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	171,354,373	22,059,859	132,124,783
The UK [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	39,906,752	5,137,525	17,898,073
Others [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 24,406,609	$ 3,142,064	$ 24,179,771